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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   9/30/03
                                               ---------

Check here if Amendment /X/; Amendment Number:  18
                                               ---

This Amendment (Check only one.):       / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Neumeier Investment Counsel LLC
              -------------------------------
   Address:   26435 Carmel Rancho Blvd.
              -------------------------------
              Carmel, CA  93923
              -------------------------------

Form 13F File Number: 28-4792
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Neumeier
       ----------------------
Title: President
       ----------------------
Phone: 831-625-6355
       ----------------------

Signature, Place, and Date of Signing:

      /s/Peter Neumeier Carmel            California        11/14/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

          28-4792               Neumeier Investment Counsel LLC
       ----------------         -------------------------------
    [Repeat as necessary.]

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                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                        --------------

Form 13F Information Table Entry Total:             32
                                        --------------

Form 13F Information Table Value Total: $       178688
                                        --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number        Name

                     28-4792               Neumeier Investment Counsel LLC
    -------       -----------------        -------------------------------

    [Repeat as necessary.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
------------------------------ -------------- ---------- --------  ------------------  -------  -------- -------------------------
                                                          VALUE    SHARES/  SH/  PUT/ INVSTMT     OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN   MANAGERS  SOLE     SHARED    NONE
------------------------------ -------------- ---------- --------  ------- ----- ---- --------  -------- ------- --------- -------
Amerigroup Corp.                     COM      03073T102      7969   178550              178550              90800    87750
Analogic Corp.                       COM      032657207      3165    65850               65850              33900    31950
Andrx Group                          COM      034553107      5848   313400              313400             155600   157800
Arthur J. Gallagher                  COM      363576109      6595   233200              233200             132800   100400
Brown Shoe Company Inc.              COM      115736100      1214    38300               38300              27800    10500
Colonial BancGroup Inc.              COM      195493309      7735   535650              535650             249900   285750
Community First Bankshares           COM      203902101      4678   175750              175750              83300    92450
Dentsply International               COM      249030107      2266    50525               50525              31150    19375
Doral Financial Corporation          COM      25811P100     12889   274224              274224             130150   144074
Emcor Group Inc.                     COM      29084Q100      5419   127350              127350              65200    62150
Engelhard Corporation                COM      292845104      5992   216550              216550             115000   101550
Goldcorp Inc.                        COM      380956409      5229   374600              374600             260100   114500
Harman International                 COM      413086109      2850    28975               28975              16900    12075
Humana Inc.                          COM      444859102      6021   333550              333550             165000   168550
Jacobs Engineering Group             COM      469814107      8428   186875              186875              96200    90675
Lubrizol Corp.                       COM      549271104      6673   205650              205650             103100   102550
Maverick Tube Corp.                  COM      577914104      2740   176525              176525              88250    88275
Mercantile Bankshares Corp.          COM      587405101      6452   161300              161300              83100    78200
Mercury General Corp.                COM      589400100      2131    47600               47600              35600    12000
Michaels Stores Inc.                 COM      594087108      5452   133750              133750              75300    58450
National Oilwell Inc.                COM      637071101      4911   270725              270725             124900   145825
Newfield Exploration                 COM      651290108      5247   136050              136050              95050    41000
Nuveen Investments Inc.              CLA      478035108      6113   222300              222300             111200   111100
Pharmaceutical Resource              COM      717125108      9367   137300              137300              74600    62700
Platinum Underwriters                COM      G7127P100      5407   192425              192425              97100    95325
Renaissance RE                       COM      G7496G103      6905   151325              151325              79000    72325

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
------------------------------ -------------- ---------- --------  ------------------  -------  -------- -------------------------
                                                          VALUE    SHARES/  SH/  PUT/ INVSTMT     OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN   MANAGERS  SOLE     SHARED    NONE
------------------------------ -------------- ---------- --------  ------- ----- ---- --------  -------- ------- --------- -------
Scansource Inc.                      COM      806037107      2904    79548               79548  NONE        40150    39398
Silicon Valley Bancshares            COM      827064106      2500    90600               90600              49300    41300
Superior Industries                  COM      868168105      6554   161625              161625              78900    82725
Tetra Tech Inc.                      COM      88162G103      8021   401450              401450             220400   181050
Tidewater Inc.                       COM      886423102      3544   125250              125250              63900    61350
Wilmington Trust                     COM      971807102      7469   242825              242825             137200   105625